Risks and Uncertainties	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Concentration Risk [Line Items]
Risks and Uncertainties
17.	RISKS AND UNCERTAINTIES
The Company is subject to a number of risks including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operating losses, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.
Impact of LIBOR
Phase-Out
– The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced in July 2017 that it intends to phase out LIBOR by the end of 2021. Based on the nature of the business activities and operations, the Company does not expect LIBOR phase-out
to have a significant impact on the Company’s condensed consolidated financial statements.
Impact of Brexit
– The United Kingdom’s vote to leave the European Union by December 31, 2020 has resulted in some uncertainty in the future trading arrangement between the United Kingdom and the rest of the world and falling expectations for the United Kingdom’s Gross Domestic Product in the short to medium term. Brexit may impact the Company’s financial reporting as a result of changes to the law in the United Kingdom. Brexit may also bring more exchange rate volatility. Based on the nature of the business activities and operations, the Company does not expect Brexit to have a material impact on the Company’s condensed consolidated financial statements.
Impact of
COVID-19
– A new strain of coronavirus that causes the disease known as
COVID-19
was identified in late 2019 and spread globally. In March 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic. Our business was materially impacted by
COVID-19
in several ways. Typically, our customer interactions occur within their home. Social distancing protocols changed the way we interact with our customers and our in-home
visits fell to zero in the early stages of the pandemic.

Depending on the geography during certain periods we had no
in-home
visits and these
in-home
visits remained significantly below
pre-COVID
levels throughout 2020 and the nine months ended September 30, 2021. To protect our employees and customers we implemented a variety of programs to provide masks, cleaning supplies and other protocols that remain in place. In addition, the Company could see some limitations on employee resources that would otherwise be focused on operations, including but not limited to sickness of employees or their families, desire for employees to avoid contact with groups of people, and increased reliance on working from home.
The Company applied for loans under programs offered by the governmental agencies in the United States and in the United Kingdom. In addition, the Company furloughed employees in the U.K. beginning in April 2020 through August 2020 and again starting January 2021 through August 2021. See Note 7 for additional information on the Paycheck Protection Program offered by the Small Business Administration under the CARES Act established by the United States federal government.
For the U.K. operations, during the three months ended September 30, 2021 and 2020, the Company’s reimbursed costs were immaterial, and during the nine months ended September 30, 2021 and 2020, the Company recorded reimbursed costs of approximately

£
0.3 million
 ($
0.5

million) and approximately £
0.9
million ($
1.1
million)
under the Coronavirus Job Retention Scheme (“CJRS”) set up by the U.K. government to help employers pay the wages of those employees who would otherwise have been laid off during the coronavirus outbreak but under the CJRS were furloughed instead. This program reimbursed the Company for

80
%
of the compensation expense plus national insurance and certain benefits paid to the furloughed employees, resulting in lower salary expense for the Company. The Company recorded the reimbursed amounts as reductions to the associated expenses.
The Company cannot at this time predict the specific extent, duration, or full impact that the
COVID-19
outbreak will have on its financial condition and operations. The full impact of the
COVID-19
outbreak on management estimates and the financial performance of the Company may depend on future developments, including the duration and spread of the outbreak and related governmental advisories and restrictions.

18.	RISKS AND UNCERTAINTIES
The Company is subject to a number of risks including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operating losses, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.
Impact of LIBOR
Phase-Out
– The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced in July 2017 that it intends to phase out LIBOR by the end of 2021. Based on the nature of the business activities and operations, the Company does not expect LIBOR phase-out
to have a significant impact on the Company’s consolidated financial statements.
Impact of Brexit
– The United Kingdom’s vote to leave the European Union by December 31, 2020 has resulted in some uncertainty in the future trading arrangement between the United Kingdom and the rest of the world, and falling expectations for the United Kingdom’s Gross Domestic Product in the short to medium term. Brexit may impact the Company’s financial reporting as a result of changes to the law in the United Kingdom. Brexit may also bring more exchange rate volatility. Based on the nature of the business activities and operations, the Company does not expect Brexit to have a material impact on the Company’s consolidated financial statements.
Impact of
COVID-19
– A new strain of coronavirus that causes the disease known as
COVID-19
was identified in late 2019 and spread globally. In March 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic. Our business was materially impacted by
COVID-19
in several ways. Typically, our Consumer interactions occur within their home. Social distancing protocols changed the way we interact with the Consumer and our in-home
visits fell to zero in the early stages of the pandemic. Depending on the geography during certain periods we had no in-home
visits and these
in-home
visits remained significantly below
pre-COVID
levels throughout 2020. To protect our employees and Consumers we implemented a variety of programs to provide masks, cleaning supplies and other protocols that remain in place. In addition, the Company could see some limitations on employee resources that would otherwise be focused on operations, including but not limited to sickness of employees or their families, desire for employees to avoid contact with groups of people, and increased reliance on working from home.
The Company has applied for loans under programs offered by the governmental agencies in the United States and in the United Kingdom. In addition, the Company furloughed employees in the U.K. beginning in April through August 2020. See Note 8 for additional information on the Paycheck Protection Program offered by the Small Business Administration under the CARES Act established by the United States federal government.
For the U.K. operations, during the year ended December 31, 2020 the Company recorded reimbursed costs of approximately £0.8 million ($1.1 million) under the Coronavirus Job Retention Scheme (“CJRS”) set up by the U.K. government to help employers pay the wages of those employees who would otherwise have been laid off during the coronavirus outbreak but under the CJRS were furloughed instead. This program reimbursed the Company for 80% of the compensation expense plus national insurance and certain benefits paid to the furloughed employees, resulting in lower salary expense for the Company. The Company recorded the reimbursed amounts as reductions to the associated expenses.
The Company expects to receive
tax-related
liquidity benefits from the CARES Act. The Company is closely monitoring the impact of the
COVID-19
pandemic on its business. However, the Company cannot predict whether and to what extent the benefit would be.
The Company cannot at this time predict the specific extent, duration, or full impact that the
COVID-19
outbreak will have on its financial condition and operations. The full impact of the
COVID-19
outbreak on management estimates and the financial performance of the Company may depend on future developments, including the duration and spread of the outbreak and related governmental advisories and restrictions.